TAXES (Details Narrative) Rp in Billions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Provision for income taxes	$ (0)	$ (0)
Corporate income tax rate	0.00%	0.00%
Unrecovered expenditures			16,766,664		16,373,223
Tax operating loss carry forwards			$ 118,533		181,875
Operating loss carryforwards, limitations on use			net operating loss will expire in year 2023	net operating loss will expire in year 2023
Deferred tax assets valuation allowance			$ 83,203		76,895
INDONESIA
Corporate income tax rate			30.00%	30.00%
Other Indonesia Subsidiaries [Member]
Corporate income tax rate			25.00%	25.00%
Discount on corporated income tax rate			50.00%	50.00%
Threshold maximum annual revenue proceed			$ 374,000	Rp 50
HONG KONG
Tax operating loss carry forwards			$ 509,156		$ 375,086